Note 7 - Fair Value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Abstract
Carrying Value And Fair Value
Fair Value and Carrying Amount (Millions of Euros)
		June 2019		December 2018
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	8	44.565	44.565	58.196	58.196
Financial assets held for trading	9	105.369	105.369	90.117	90.117
Non-trading financial assets mandatorily at fair value through profit or loss	10	4.918	4.918	5.135	5.135
Financial assets designated at fair value through profit or loss	11	1.403	1.403	1.313	1.313
Financial assets at fair value through other comprehensive income	12	63.364	63.364	56.337	56.337
Financial assets at amortized cost	13	430.930	431.066	419.660	419.857
Hedging derivatives	14	3.105	3.105	2.892	2.892
LIABILITIES
Financial liabilities held for trading	9	91.358	91.358	80.774	80.774
Financial liabilities designated at fair value through profit or loss	11	8.922	8.922	6.993	6.993
Financial liabilities at amortized cost	21	513.937	510.526	509.185	510.300
Hedging derivatives	14	3.281	3.281	2.680	2.680

Financial Instruments At Fair Value By Levels
Fair value of financial instruments by levels (Millions of Euros)
			June 2019			December 2018
	Notes	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	8	44.333	-	233	58.024	-	172
Financial assets held for trading	9	31.594	72.726	1.048	26.730	62.983	404
Loans and advances		1.341	35.704	80	47	28.642	60
Debt securities		21.295	10.229	750	17.884	7.494	199
Equity instruments		5.499	-	56	5.194	-	60
Derivatives		3.459	26.793	163	3.605	26.846	85
Non-trading financial assets mandatorily at fair value through profit or loss	10	3.707	40	1.171	3.127	78	1.929
Loans and advances		59	-	993	25	-	1.778
Debt securities		43	38	75	90	71	76
Equity instruments		3.606	2	102	3.012	8	75
Financial assets designated at fair value through profit or loss	11	1.403	-	-	1.313	-	-
Debt securities		1.403	-	-	1.313	-	-
Financial assets at fair value through other comprehensive income	12	52.768	9.626	969	45.824	9.323	1.190
Loans and advances		33	-	-	33	-	-
Debt securities		50.733	9.505	481	43.788	9.211	711
Equity instruments		2.003	121	489	2.003	113	479
Financial assets at amortized cost	13	25.582	218.460	187.024	21.419	204.619	193.819
Hedging derivatives	14	40	3.061	3	7	2.882	3
LIABILITIES
Financial liabilities held for trading	9	26.373	64.748	237	22.932	57.573	269
Deposits		9.682	36.995	-	7.989	29.945	-
Trading derivatives		3.828	27.753	236	3.919	27.628	267
Other financial liabilities		12.862	-	1	11.024	-	1
Financial liabilities designated at fair value through profit or loss	11	-	8.915	7	-	4.478	2.515
Customer deposits		-	999	-	-	976	-
Debt certificates		-	3.985	7	-	2.858	-
Other financial liabilities		-	3.930	-	-	643	2.515
Financial liabilities at amortized cost	21	61.062	282.829	166.635	58.225	269.128	182.948
Derivatives – Hedge accounting	14	233	3.039	10	223	2.454	3